UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bernzott Capital Advisors

Address:   888 West Ventura Blvd, Suite B
           Camarillo, CA  93010


Form 13F File Number: 028-10523


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hans T. Walsh
Title:  Vice President and Chief Compliance Officer
Phone:  805-389-9445

Signature,  Place,  and  Date  of  Signing:

/s/ Hans Walsh                      Camarillo, CA                      5/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:




                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:          370300
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ascent Capital                 COM              043632108     9708   130410 SH       Sole                   129760               650
Blount                         COM              095180105    11395   851625 SH       Sole                   821275             30350
Brinks                         COM              109696104     7685   271926 SH       Sole                   270126              1800
Broadridge                     COM              11133T103    14024   564579 SH       Sole                   543579             21000
Buckeye Technologies           COM              118255108    11038   368555 SH       Sole                   356155             12400
Cinemark Holdings              COM              17243v102     6469   219725 SH       Sole                   206625             13100
Cintas                         COM              172908105     8264   187260 SH       Sole                   185260              2000
Cisco                          COM              17275r102     6544   313185 SH       Sole                   309085              4100
Clean Harbors                  COM              184496107    13220   227585 SH       Sole                   218735              8850
Coinstar                       COM              19259p300    12799   219090 SH       Sole                   207890             11200
Compass Minerals               COM              20451n101    10216   129483 SH       Sole                   125133              4350
Covance                        COM              222816100    14108   189830 SH       Sole                   182580              7250
Dresser-Rand                   COM              261608103    18893   306405 SH       Sole                   296005             10400
Energizer Holdings             COM              29266r108    13437   134735 SH       Sole                   129585              5150
Equifax                        COM              294429105     6930   120330 SH       Sole                   118880              1450
Hasbro                         COM              418056107     3183    72450 SH       Sole                    63350              9100
Hillenbrand                    COM              431571108    16031   634151 SH       Sole                   609351             24800
Illinois Tool Works            COM              452308109      935    15350 SH       Sole                    15350
Intel                          COM              458140100     4218   193175 SH       Sole                   190975              2200
Interval Leisure               COM              46113m108     7385   339675 SH       Sole                   324875             14800
Intl Game Technology           COM              459902102    18677  1131935 SH       Sole                  1091535             40400
Jack Henry                     COM              426281101     7418   160533 SH       Sole                   159141              1392
Johnson & Johnson              COM              478160104     4220    51761 SH       Sole                    50861               900
Landstar System                COM              515098101     3578    62675 SH       Sole                    57275              5400
McDonalds                      COM              580135101     1627    16320 SH       Sole                    16320
Microsoft                      COM              594918104     5976   208930 SH       Sole                   205730              3200
Mistras Group, Inc.            COM              60649t107     3093   127775 SH       Sole                   119625              8150
Mobile Mini                    COM              60740f105    13357   453870 SH       Sole                   435420             18450
Newell Rubbermaid              COM              651229106     6881   263625 SH       Sole                   261725              1900
Owens-Illinois                 COM              690768403    11886   445995 SH       Sole                   427595             18400
Pepsico                        COM              713448108     4929    62310 SH       Sole                    61210              1100
PetSmart                       COM              716768106     7343   118240 SH       Sole                   117240              1000
SEIC                           COM              784117103     6012   208381 SH       Sole                   205781              2600
Synopsys                       COM              871607107    12817   357230 SH       Sole                   341830             15400
Teleflex                       COM              879369106    19386   229396 SH       Sole                   221496              7900
Total System Services          COM              891906109     7560   305091 SH       Sole                   302591              2500
Towers Watson                  COM              891894107    12785   184428 SH       Sole                   175628              8800
Verizon                        COM              92343v104     2021    41125 SH       Sole                    41125
WD-40                          COM              929236107     7304   133355 SH       Sole                   126455              6900
Weight Watchers                COM              948626106    12845   305035 SH       Sole                   293435             11600
Zimmer Holdings                COM              98956P102     4103    54550 SH       Sole                    54250               300